INVENTORIES (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Raw Materials	$ 547,455	$ 373,020	$ 1,507,419
Work-in-Process	436,976	25,200	0
Finished Goods	0	0	156,399
Inventory, Gross		398,220	1,663,818
Less: Inventory Valuation Reserve	(93,338)	(93,338)	(1,047,456)
Total Inventory	$ 984,431	$ 304,882	$ 616,362